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                                            File No. 333-28755, 811-05626
                                            Filed under Rule 497(e)

ING VARIABLE ANNUITIES
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                  PROFILE AND PROSPECTUS SUPPLEMENT

                            APRIL 1, 2000

       SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 1, 2000 FOR
      DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
           (THE "GOLDENSELECT PREMIUM PLUS/R/ PROSPECTUS")
          ISSUED BY GOLDEN AMERICAN LIFE INSURANCE COMPANY
               FOR USE ONLY IN THE STATE OF WASHINGTON
                             __________

     The following information supplements and replaces certain information contained
        in the Profile and Prospectus dated February 1, 2000 for Deferred Combination Variable and Fixed Annuity Contracts (the
                           "Prospectus").
 The capitalized terms used in this supplement have the same meaning as
 those in the Prospectus.  You should keep this supplement with your
                       Profile and Prospectus.

GoldenSelect Premium Plus contracts issued for delivery in the State of Washington will have a "5.5% Enhanced Death Benefit" and a "Max
5.5 Enhanced Death Benefit." The "7% Solution Enhanced Death Benefit" and the "Max 7 Enhanced Death Benefit" referred to in the Profile and Prospectus are not available and not offered in the State of
Washington.   The  "5.5%  Enhanced Death  Benefit"  and  a  "Max  5.5
Enhanced Death Benefit" described as follows supplements the information in the Profile and Prospectus and is made part of those documents.

PROFILE

5.   EXPENSES

The Contract has insurance features and investment features, and there are charges related to each. For the insurance features, the Company deducts a mortality and expense risk charge, an asset-based administrative charge and an annual contract administrative charge of $30. We deduct the mortality and expense risk charge and the asset-based administrative charges daily directly from your contract value in the investment portfolios. The mortality and expense risk charge (depending on the death benefit you choose) and the asset-based administrative charge, on an annual basis, are as follows:

                                        5.5% Solution  Max 5.5
                                        -------------  -------
     Mortality & Expense Risk Charge         1.45%     1.55%
     Asset-Based Administrative Charge       0.15%     0.15%
                                             -----     -----
     Total                                   1.60%     1.70%

The example table is designed to help you understand contract charges. The examples of expenses illustrated in the Profile are the maximum expected expenses associated with a contract which would occur with the assumptions listed. Using the $30 administration charge and the expenses listed above, and if all other assumptions are the same, the fees associated with the Max 5.5 Enhanced Death Benefit Option would not exceed those shown in the tables.

9.   DEATH BENEFIT

You may choose (i) the Standard Death Benefit, (ii) the 5.5% Solution Enhanced Death Benefit, (iii) the Annual Ratchet Enhanced Death Benefit or (iv) the Max 5.5 Enhanced Death Benefit. The 7% Solution Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are not available in your state. The 5.5% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit and the Max 5.5 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The 5.5% Solution, Annual Ratchet and Max 5.5 Enhanced Death Benefits may not be available where a Contract is held by joint owners.



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Under the 5.5% SOLUTION ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary is eligible to receive the greatest of:

1)the contract value;
2)the total premium payments made under the Contract after pro rata adjustments for any withdrawals;
3)   the cash surrender value; or
4) the enhanced death benefit minus any credits added within 1 year prior to death, which we determine as follows: we credit interest each business day at the 5.5% annual effective rate to the enhanced death benefit from the preceding day (which would be the initial premium and the credit added if the preceding day is the contract date), then we add additional premiums paid and credits added since the preceding day, then we adjust for any withdrawals (including any market value adjustment applied to such withdrawal and any associated surrender charges) since the preceding day. Special withdrawals are withdrawals of up to 5.5% per year of cumulative premiums and premium credits. Special withdrawals shall reduce the 5.5% Solution Death
  Benefit  by  the  amount  of  contract value  withdrawn.   For  any
  withdrawals in excess of the amount available as a special withdrawal, a prorata adjustment to the death benefit is made.

  Note for current Special Funds: The actual interest rate used for calculating the 5.5% Solution Enhanced Death Benefit for the Liquid Asset and Limited Maturity Bond investment portfolios and the Fixed Account, will be the lesser of (1) 5.5% and (2) the interest rate, positive or negative, providing a yield on the Guaranteed Death Benefit equal to the net return for the current valuation period on the contract value allocated to Special Funds. We may, with 30 days notice to you, designate any fund as a Special Fund on existing contracts with respect to new premiums added to such fund and also with respect to new transfers to such funds.

Under the MAX 5.5 ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greater of the 5.5% Solution and the Annual Ratchet Enhanced Death Benefit.

Under this benefit option, the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Death Benefit are calculated in the same manner as if each were elected the benefit.

Note:      In  the  cases described above and in the prospectus,  the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted.

PROSPECTUS

---------------------------------------------------------------------
                          FEES AND EXPENSES
---------------------------------------------------------------------
ANNUAL CONTRACT ADMINISTRATIVE CHARGE

     Administrative Charge                   $30

SEPARATE ACCOUNT ANNUAL CHARGES****

                                        5.5% Solution  Max 5.5
                                        -------------  -------
     Mortality & Expense Risk Charge         1.45%     1.55%
     Asset-Based Administrative Charge       0.15%     0.15%
                                             -----     -----
     Total Separate Account Charges          1.60%     1.70%

**** As a percentage of average daily assets in each subaccount.  The
     Separate Account Annual Charges are deducted daily.

EXAMPLES
The examples of expenses shown in the Prospectus are the maximum expected expenses associated with a contract which would occur based on the election of the Max 7 Enhanced Death Benefit Option using the assumptions listed in the prospectus. Using the $30 administration charge and the lower separate account annual charge, and if all other assumptions are the same the expenses associated with an election of the 5.5% Solution Enhanced Death Benefit Option or the Max 5.5 Enhanced Death Benefit Option would not exceed those shown in the example tables in the prospectus.

                               2

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                        DEATH BENEFIT CHOICES
---------------------------------------------------------------------
You may choose from the following 4 death benefit choices: (1) the Standard Death Benefit Option; (2) the 5.5% Solution Enhanced Death Benefit Option; (3) the Annual Ratchet Enhanced Death Benefit Option; and (4) the Max 5.5 Enhanced Death Benefit Option. The 7% Solution Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are not available in your state.

   ENHANCED DEATH BENEFITS. If the 5.5% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit or the Max 5.5
Enhanced Death Benefit is elected, the death benefit under the Contract is the greatest of (i) the contract value minus any credits added within 1 year prior to death; (ii) total premium payments reduced by a pro rata adjustment for any withdrawal; (iii) the cash surrender value; and (iv) the enhanced death benefit as calculated below minus any credits added within 1 year prior to death.

The Max 5.5 Enhanced Death Benefit is the greater of (1) the 5.5% Solution Enhanced Death Benefit or (2) the Annual Ratchet Enhanced Death Benefit. Under this benefit option, the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

|-------------------------------------------------------------------|
|           HOW THE ENHANCED DEATH BENEFIT IS CALCULATED            |
|         5.5% SOLUTION            |         ANNUAL RATCHET         |
|-------------------------------------------------------------------|
| On each business day that        | On each contract anniversary   |
| occurs on or before the          | that occurs on or before the   |
| contract owner turns 80, we      | contract owner turns age 80,   |
| credit interest at the 5.5%      | we compare the prior enhanced  |
| annual effective rate* to the    | death benefit to the contract  |
| enhanced death benefit from      | value and select the larger    |
| the preceding day (which would   | amount as the new enhanced     |
| be the initial premium and       | death benefit.                 |
| credit if the preceding day is   | On all other days, the         |
| add additional premiums paid     | enhanced death benefit is the  |
| the contract date), then we      | amount determined below.  We   |
| and credits added since the      | first take the enhanced death  |
| preceding day, then we adjust    | benefit from the preceding     |
| for any withdrawals made         | day (which would be the        |
|(including any Market Value       | initial premium and credit if  |
| Adjustment applied to such       | the valuation date is the      |
| withdrawals and any associated   | contract date) and then we     |
| surrender charges**) since the   | add additional premiums paid   |
| preceding day.  At age 80 the    | and credits added since the    |
| accumulation rate used will      | preceding day, then reduce     |
| change.                          | the enhanced death benefit     |
| There is no maximum, however,    | pro rata for any contract      |
| the death benefit will be        | value withdrawn. That amount   |
| reduced by adjustments for       | becomes the new enhanced       |
| withdrawals.***                  | death benefit.                 |
|-------------------------------------------------------------------|

* The actual interest rate used for calculating the 5.5% Solution Enhanced Death Benefit for the Liquid Asset and Limited Maturity Bond investment portfolios and the Fixed Account, will be the lesser of (1) 5.5% and (2) the interest rate, positive or negative, providing a yield on the Guaranteed Death Benefit equal to the net return for the current valuation period on the contract value allocated to Special Funds. We may, with 30 days notice to you, designate any fund as a Special Fund on existing contracts with respect to new premiums added to such fund and also with respect to new transfers to such funds. Thus, selecting these investments may limit the enhanced death benefit.
**Each  premium  payment and credit reduced by  adjustments  for  any withdrawals and any associated surrender charges incurred will continue to grow at the 5.5% annual effective rate until maximum is reached.
***   Each  withdrawal reduces the enhanced death benefit as follows:
  If total withdrawals in a contract year do not exceed 5.5% of cumulative premiums and credits and did not exceed 5.5% of cumulative premiums and credits in any prior contract year, such withdrawals will reduce the enhanced death benefit by the amount of the withdrawal (and any associated surrender charge) including any Market Value Adjustment. Once withdrawals in any contract year exceed 5.5% of cumulative premiums, withdrawals will reduce the enhanced death benefit in proportion to the reduction in contract value pro rata.

                               3

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                          CHARGES AND FEES
---------------------------------------------------------------------
ADMINISTRATIVE CHARGE
The administrative charge, if applicable, is $30 per contract year. CHARGES DEDUCTED FROM THE SUBACCOUNTS
  MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense risk charge depends on the death benefit you have elected. If you have elected the Standard Death Benefit, the charge, on an annual basis, is equal to 1.30% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .003585% for each day since the previous business day. If you have elected an enhanced death benefit, the charge, on an annual basis, is equal to 1.45% for the Annual Ratchet Enhanced Death Benefit, 1.45% for the 5.5% Solution Enhanced Death Benefit or 1.55% for the Max 5.5 Enhanced Death Benefit, of the assets you have in each subaccount. The charge is deducted each business day at the rate of .004002%, .004002%, or .004280%, respectively, for each day since the previous business day.


This supplement should be retained with your GoldenSelect Premium Plus/R/ Prospectus.

































ING VARIABLE ANNUITIES
GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware

107040 PREMIUM PLUS                                     04/1/00

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